Document and Entity Information	Sep. 06, 2022
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000104169
Document Type	8-K
Document Period End Date	Sep. 06, 2022
Entity Registrant Name	Walmart Inc.
Entity File Number	001-06991
Entity Tax Identification Number	71-0415188
Entity Address, Address Line One	702 S.W. 8th Street
Entity Address, City or Town	Bentonville
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72716-0215
City Area Code	(479)
Local Phone Number	273-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stockparvalue 0.10pershare [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	WMT
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.550% Notes Due 2026
Trading Symbol	WMT26
Security Exchange Name	NYSE